Subsequent Events	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

Amendment to the Regional Distribution Agreement and Service Provider Agreement

On April 9, 2014, the Company and Energia amended the Regional Distribution Agreement and Service Provider Agreement to add consulting/advisory services to be provided by the Company to Energia for an 18-month period beginning April 1, 2014. See Note 5.

Securities Purchase Agreement with 31 Group, LLC

On April 25, 2014, the Company entered into a Securities Purchase Agreement with 31 Group, LLC (“Purchase Agreement”), which provided for the sale of convertible notes, in the aggregate original principal amount of $1,964,000, and a warrant. The agreement also provided for registration rights for the shares of our common stock underlying the convertible notes and warrant. The Company sold the first convertible note on April 28, 2014, and in conjunction with that issuance issued the warrant. The Company received gross proceeds on April 28, 2014 of $600,000 and paid certain expenses of the purchaser in the amount of $35,000 therefrom.

The first convertible note issued on April 28, 2014 has a principal amount of $924,000 (“Initial Convertible Note”) and an additional convertible note that may be issued in the principal amount of $1,040,000 ( the “Additional Convertible Note” and together with the Initial Convertible Note referred to as the Convertible Notes). The purchase price of the Initial Convertible Note was $600,000 and the purchase price of the Additional Convertible Note will be $1,000,000, if issued. The Initial Convertible Note matures on April 28, 2016, and the Additional Convertible Note will mature two years after issuance. In addition to the original issue discount of approximately 35% applicable to the Initial Convertible Note and 4% applicable to the Additional Convertible Note, interest accrues at the rate of 8% per annum on the principal balance outstanding from time to time, which is payable upon maturity. The principal amount of the Initial Convertible Note was reduced by $100,000 because a registration statement was filed prior to May 14, 2014, and up to an additional $200,000 if the Company satisfies certain 90 and 120 day deadlines to have effective the registration statement filed.

The Purchase Agreement for the Convertible Notes provides that, upon the conditions set forth therein, which conditions are not in the control of the purchaser, the Company may require 31 Group, LLC to purchase from the Company on or prior to the 10th trading day after the effective date of the registration statement the Additional Convertible Note.

The Convertible Notes are convertible at any time, in whole or in part, at the option of 31 Group, LLC into shares of common stock, at a conversion price equal to the lesser of: (i) the variable conversion price which is a formula set forth in the Convertible Notes, and (ii) $0.35 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions).

The Company has the option to redeem the conversion amount then remaining under the Convertible Notes, in whole or in part, in cash at a price equal to 135% of the Conversion Amount of the Note then outstanding.

On April 28, 2014, in connection with the Purchase Agreement, the Company issued a warrant to purchase 2,647,059 shares of the Company’s common stock, with an initial exercise price of $0.17 per share and a two-year term. The terms of the warrant only permit the warrant to be exercised proportionately to the principal amount of the Convertible Notes. The Warrant provides for adjustment of the exercise price and share amount in the event of certain dilutive issuances by the Company. If at the time of exercise of the warrant, a registration statement for the resale of the warrant shares is not effective, then 31 Group LLC has a cashless exercise right.

Stock Options

On April 29, 2014, the Company granted options to two of its directors pursuant to its 2014 Non-Qualified Performance Equity Award Plan. See Note 10. Messrs. Meyer and Robinson were each awarded options to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.12. The options vest on each of the first and second anniversaries of their appointments as directors, so long as they are in service to the board, and the option expires on the fifth anniversary of their appointments and may be exercised only when they are serving as directors or employees of the Company or subsidiary. These options were valued at $222,600 calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 1.74%; (2) expected life of 5 years; (3) expected volatility of 160.14% and (4) zero expected dividends.